NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to the Company	$ (123,239,785)	$ (161,898,979)	$ (25,293,145)
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	$ (123,239,785)	$ (161,898,979)	$ (25,293,145)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	1,476,801,177	1,476,144,194	1,474,087,060
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	1,476,801,177	1,476,144,194	1,474,087,060
Net loss per ordinary shares
Basic	$ (0.08)	$ (0.11)	$ (0.02)
Diluted	$ (0.08)	$ (0.11)	$ (0.02)
Weighted average shares used in calculating net loss per ordinary share
Basic	1,476,801,177	1,476,144,194	1,474,087,060
Diluted	1,476,801,177	1,476,144,194	1,474,087,060
Options [Member] | Discontinued operations [Member]
Weighted average shares used in calculating net loss per ordinary share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	24,145,294	22,195,156	35,190,467